Document and Entity Information Document	Aug. 14, 2019
Written Communications	false
Amendment Flag	false
Entity File Number	1-32718
Document Type	8-K
Document Period End Date	Aug. 14, 2019
Entity Registrant Name	ENTERGY LOUISIANA, LLC
Entity Tax Identification Number	47-4469646
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	576-4000
Entity Central Index Key	0001348952
Entity Emerging Growth Company	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Entergy Louisiana Investment Recovery Funding I, LLC [Member]
Entity File Number	333-175117-01
Entity Registrant Name	ENTERGY LOUISIANA INVESTMENT RECOVERY FUNDING I, L.L.C.
Entity Tax Identification Number	45-2494355
Entity Incorporation, State or Country Code	LA
Entity Address, Address Line One	4809 Jefferson Highway
Entity Address, City or Town	Jefferson
Entity Address, State or Province	LA
Entity Address, Country	US
Entity Address, Postal Zip Code	70121
City Area Code	504
Local Phone Number	840-2608
Entity Central Index Key	0001523519
Entity Emerging Growth Company	false
Mortgage Bonds Five Point Two Five Percent Series Due July Two Thousand Fifty Two [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 5.25% Series due July 2052
Security Exchange Name	NYSE
Trading Symbol	ELJ
Mortgage Bonds Four Point Seven Percent Series Due June Two Thousand Sixty Three [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.70% Series due June 2063
Security Exchange Name	NYSE
Trading Symbol	ELU
Four Point Eight Seven Five Percent Series First Mortgage Bonds Due September Two Thousand Sixty Six [Member] | Entergy Louisiana [Member]
Title of 12(b) Security	Mortgage Bonds, 4.875% Series due September 2066
Security Exchange Name	NYSE
Trading Symbol	ELC